Borrowings and derivative financial instrument - Capital management (Details) R in Millions	12 Months Ended
	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)
Disclosure of detailed information about borrowings [abstract]
Borrowings	R 37,437	R 20,188	R 18,791
Cash and cash equivalents	25,519	26,038	30,257
Net (cash) debt	11,918	(5,850)	(11,466)
Adjusted EBITDA	R 20,556	R 41,111	R 68,606
Actual leverage ratio	0.58	(0.14)	(0.17)